Other current assets	12 Months Ended
Dec. 31, 2021
Text Block [Abstract]
Other current assets	Other current assets Other current assets amount to Euro 68,773 thousand and Euro 66,718 thousand at December 31, 2021 and 2020, respectively, and mainly relate to accrued income, deferred charges and indirect tax receivables.